Convertible Notes - Schedule of Change in Principal Balance of Unsecured Convertible Note (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Convertible Notes [Abstract]
Issued	$ 18,000
Converted to common shares	$ (18,000)